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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                            PLEASE PRINT OR TYPE.

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1.  Name  and  address  of  issuer:

    SHORT-TERM  INVESTMENTS  TRUST
    11  GREENWAY  PLAZA,  SUITE  1919
    HOUSTON,  TEXAS  77046-1173

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2.  Name of each series or class of funds for which this notice is filed:

    TREASURY  PORTFOLIO  -                INSTITUTIONAL  CLASS
                                          PERSONAL  INVESTMENT  CLASS
                                          PRIVATE  INVESTMENT  CLASS
                                          RESOURCE  CLASS
                                          CASH  MANAGEMENT  CLASS
    TREASURY  TAXADVANTAGE  PORTFOLIO  -  INSTITUTIONAL  CLASS
                                          PRIVATE  INVESTMENT  CLASS

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3.  Investment  Company  Act  File  Number:           811-2729

    Securities  Act  File  Number:                           2-58287

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4.  Last day of fiscal year for which this notice is filed:  8-31-96

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                         [  ]

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6.  Date  of  termination  of  issuer's declaration under rule 24f-2(a)(1), if applicable  (see  Instruction  A.6):

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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          5,282,253,975                              $5,282,253,975

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8.  Number  and  amount  of securities registered during the fiscal year other than  pursuant  to  rule  24f-2:

          -  0  -                                    -  0  -

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9.  Number and aggregate sale price of securities sold during the fiscal year:

          25,609,929,095                             $25,609,929,095

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10. Number and aggregate sale price of  securities sold during the fiscal year in  reliance  upon  registration  pursuant  to  rule  24f-2:

          25,109,155,604                             $25,109,155,604

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11. Number  and  aggregate  sale  price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          -  0  -                                    -  0  -

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12. Calculation  of  registration  fee:


 (i)   Aggregate sale price of securities sold during the fiscal
       year in reliance on rule 24f-2 (from Item 10):                  $  25,109,155,604
                                                                       -----------------

 (ii)  Aggregate price of shares issued in connection with
       dividend reinvestment plan (from Item 11, if applicable):       +               0
                                                                       -----------------

 (iii) Aggregate price of shares redeemed or repurchased during
       the fiscal year (if applicable):                                -  25,109,155,604
                                                                       -----------------

 (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
       rule 24e-2 (if applicable):                                     +               0
                                                                       -----------------

 (v)   Net aggregate price of securities sold and issued during
       the fiscal year in reliance on rule 24f-2 [line (i), plus line
       (ii), less line (iii), plus line (iv)] (if applicable):                         0
                                                                       -----------------

 (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
       Instruction C.6):                                               x      1/3300
                                                                       -----------------

 (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:         $               0
                                                                       =================



Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check  box  if  fees  are  being  remitted  to  the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                            [  ]
    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ DANA R. SUTTON
                        ------------------------------------------------------
                        Dana R. Sutton, Vice President and Assistant Treasurer
                        ------------------------------------------------------

Date  October  28,  1996
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*  Please print the name and title of the signing officer below the signature.